Employee Benefit Plans - Amounts Expected to be Recognized in Net Periodic Benefit Income (Cost) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Pension Benefits | Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	$ 68
Prior service (credit) recognition	0
Pension Benefits | Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	22
Prior service (credit) recognition	0
Other post-retirement benefits | Domestic pension benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	7
Prior service (credit) recognition	(9)
Other post-retirement benefits | Foreign pension benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	0
Prior service (credit) recognition	$ 0